Segment Information - Total Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Total assets	$ 8,794,286	$ 8,621,689
Drybulk Segment (Member)
Total assets	2,178,255	2,124,848
Tanker Segment (Member)
Total assets	568,242	430,195
Drilling Rigs Segment (Member)
Total assets	$ 6,047,789	$ 6,066,646